Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31, 2013	December 31, 2012
Tax at federal statutory rate	$(967,000)	$(2,936,000)
State taxes, net of federal benefit	(160,000)	(454,000)
Research and development credits	(12,000)	—
Fair market value of warrants & derivatives	(22,000)	142,000
Stock based compensation	29,000	145,000
Other permanent items	1,000	(7,000)
Valuation allowance	1,131,000	3,110,000
Income tax provision	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2013	December 31, 2012
Deferred tax assets:
Net operating loss and credit carryforwards	$29,431,000	$27,874,000
Stock-based compensation	1,193,000	1,190,000
Accruals	558,000	976,000
Basis difference for fixed assets and intangibles	174,000	190,000
Total gross deferred tax assets	31,356,000	30,230,000
Valuation allowance	(31,356,000)	(30,230,000)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2013	2012
Balance, beginning of year	$140,000	$136,000
Additions based on tax positions related to the current year	—	—
Additions for tax positions related to prior years	7,000	4,000
Reductions for tax positions related to prior years	—	—
Balance, end of year	$147.000	$140.000